Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 2)	$ 124,392	$ 178,986
Restricted cash (Note 2)	5,199	7,238
Accounts receivable	1,329	1,324
Inventories (Note 5)	9,666	9,662
Due from related parties (Note 3)	2,506	5,273
Fair value of derivatives (Notes 18 and 19)	2,921	112
Insurance claims receivable	2,459	2,091
Prepaid lease rentals (Note 11)	8,752	8,752
Accrued charter revenue (Note 12)	0	185
Prepayments and other	5,484	5,697
Vessel held for sale (Note 6)	0	7,315
Total current assets	162,708	226,635
FIXED ASSETS, NET:
Capital leased assets (Note 11)	408,840	415,665
Vessels and advances, net (Note 6)	1,606,655	1,579,509
Total fixed assets, net	2,015,495	1,995,174
NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 9)	172,388	161,897
Prepaid lease rentals, non-current (Note 11)	38,579	42,918
Accounts receivable, non-current (Note 3)	7,541	1,800
Deferred charges, net (Note 7)	23,239	15,429
Restricted cash (Note 2)	30,256	32,661
Fair value of derivatives, non-current (Notes 18 and 19)	6,791	4,358
Other non-current assets (Note 4)	9,676	9,426
Total assets	2,466,673	2,490,298
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 10)	137,101	206,318
Accounts payable	6,858	6,314
Due to related parties (Note 3)	155	203
Capital lease obligations, net (Note 11)	33,569	32,874
Accrued liabilities	11,214	10,755
Unearned revenue (Note 12)	13,687	15,310
Fair value of derivatives (Notes 18 and 19)	182	3,307
Other current liabilities	1,541	1,627
Total current liabilities	204,307	276,708
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 10)	581,282	644,662
Capital lease obligations, net of current portion (Note 11)	322,410	339,332
Unearned revenue, net of current portion (Note 12)	7,717	11,057
Total non-current liabilities	911,409	995,051
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 14)	0	0
Common stock (Note 14)	11	11
Additional paid-in capital (Note 14)	1,301,465	1,175,774
Retained earnings	42,778	43,723
Accumulated other comprehensive income/(loss) (Notes 18 and 20)	6,703	(969)
Total stockholders’ equity	1,350,957	1,218,539
Total liabilities and stockholders’ equity	$ 2,466,673	$ 2,490,298